Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
12.
Income Taxes

For the years ended
December
31,
2018
and
2017,
the Company’s provision for income taxes consisted of
zero
state income tax expense. A reconciliation of the statutory U.S. federal rate to the Company’s effective tax rate is as follows (in thousands):

	Year Ended December 31,
	2018	2017
Tax at federal statutory rate	$(5,787)	$(16,565)
Federal Tax rate remeasurement	—	35,953
State taxes, net of federal benefit	(1,023)	993
Permanent differences	228	525
Change in valuation allowance	6,582	(22,554)
Research credits	—	(229)
Other	—	1,877
Provision for taxes	$—	$—

Significant components of the Company’s net deferred tax assets as of
December
31,
2018
and
2017
consist of the following (in thousands):

	As of December 31,
	2018	2017
Deferred tax assets/(liabilities):
Federal, state and foreign net operating losses	$70,286	$62,057
Research and other credits	3,655	3,632
Fixed assets	(176)	604
Accruals and other	4,317	4,208
Total net deferred tax assets	78,082	70,501
Less: Valuation allowance	(78,082)	(70,501)
Net deferred tax assets	$—	$—

The valuation allowance increased by
$7.6
 million and decreased by
$20.9
million during the years ended
December
31,
2018
and
2017,
respectively.

The Tax Cuts and Jobs Act of
2017
(the “Act”) was enacted on
December 22, 2017.
The new legislation decreases the U.S. corporate federal income tax rate from
35%
to
21%
effective and was effective
January 1, 2018.
The Act also includes a number of other provisions including the elimination of loss carrybacks and limitations on the use of future losses and repeal of the Alternative Minimum tax regime.

On
December 22, 2017,
Staff Accounting Bulletin
No.
118
(SAB
118
) was issued to address the application of GAAP in situations when a registrant does not
have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Act. In accordance with SAB
118,
the Company had determined that the adjustment to deferred taxes was a provisional amount and a reasonable estimate at
December 31, 2017.
At
December 31, 2018,
we have now completed our accounting for all of the enactment-date income tax effects of the Act. There were no
changes to the provisional amounts as determined as of
December 31, 2017.

As of
December 31, 2018,
the Company had approximately
$282.7
million of federal and
$199.3
million of state net operating loss carryforwards available to offset future taxable income. If not
utilized, the federal and state net operating loss carryforwards begin to expire in
2027
and
2018,
respectively. Out of the Federal net operating loss carryforwards,
$25.2
million were generated post
December 31, 2017
and have
no
expiration.

As of
December 31, 2018,
the Company also had approximately
$2.8
 million and
$3.1
 million of research and development tax credit carryforwards available to reduce future taxable income, if any, for federal and California purposes, respectively. The federal credit carryforwards expire beginning in
2027,
and the California research credits do
not
expire and
may
be carried forward indefinitely.

The Company's ability to utilize the net operating loss and tax credit carryforwards in the future may
be subject to substantial restrictions in the event of past or future ownership changes as defined in Section
382
of the Internal Revenue Code and similar state tax laws. In the event the Company should experience an ownership change, as defined, utilization of the Company's net operating loss carryforwards and tax credits could be limited.

The Company evaluates tax positions for recognition using a more-likely-than-
not
recognition threshold, and those tax positions eligible for recognition are measured as the largest amount of tax benefit that is greater than
50%
likely of being realized upon the effective settlement with a taxing authority that has full knowledge of all relevant information.

A reconciliation of the beginning and ending amount of the gross recognized tax benefit is as follows (in thousands):

	As of December 31,
	2018	2017
Balance at beginning of year	$1,747	$1,536
Increase based on the tax positions in the current year	29	211
Decrease for tax positions of prior year	(16)	—
Balance at end of year	$1,760	$1,747

As of
December 31, 2018,
all unrecognized tax benefits are subject to a full valuation allowance and, if recognized, will not
affect the Company’s tax rate.

The Company does
not
anticipate that the total amounts of unrecognized tax benefits will significantly increase or decrease in the next twelve
months.

The Company's policy is to include interest and penalties related to unrecognized tax benefits within its provision for income taxes. Due to the Company's net operating loss position, the Company has not
recorded an accrual for interest or penalties related to uncertain tax positions for the years ended
December 31, 2018
or
2017.